1. Organization, Merger and Acquisitions, Business Plan, Liquidity (Details) (June 2019) - USD ($)	2 Months Ended
	Mar. 07, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Allocation of Purchase Price
Goodwill		$ 846,229	$ 0	$ 0
Impact Engineering [Member]
Purchase price	$ 1,000,000
Allocation of Purchase Price
Cash	49,742
Accounts receivable, net	149,648
Goodwill	846,229
Accrued expenses	$ 45,619
Stock issued	500,000